GOODWILL (Details 2)	12 Months Ended
Dec. 31, 2016
Pointer Brazil [Member]
Discount rate	22.00%
Growth rate	6.50%
Years of projected cash flows	5.00%
Cellocator [Member]
Discount rate	16.00%
Growth rate	3.00%
Years of projected cash flows	5.00%
SVR [Member]
Discount rate	14.00%
Growth rate	2.00%
Years of projected cash flows	5.00%
Cielo [Member]
Discount rate	21.00%
Growth rate	6.50%
Years of projected cash flows	5.00%